CORPORATE ORGANIZATION, NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Corporate Organization Nature Of Operations And Summary Of Significant Accounting Policies Table
Concentration of Credit Risk	d

Concentration of Accounts Receivable

At December 31, 2017 and 2016, customers that each accounted for more than 10% of our accounts receivable were as follows:

	2017	2016
Customer 1	94%	–
Customer 2	–	71%
Customer 3	–	25%

Concentration of Revenues

For the years ended December 31, 2017 and 2016, customers that each represented more than 10% of our revenues were as follows:

	2017	2016
Customer A	28%	–
Customer B	12%	14%
Customer C	–	26%
Customer D	–	30%